Trade and Other Payables - Summary of Detailed Information of Trade and Other Payables Explanatory (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	€ 4,377	€ 1,710
Other accruals	4,019	3,418
Total	€ 8,396	€ 5,128